Financial Instrument Risk Management - Reinsurance Counterparties Exposure by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Carrying value	$ 165,557	$ 173,735
Total Reinsurance assets	4,801	3,683
Credit risk | Gross exposure
Disclosure of external credit grades [line items]
Less: Negative reinsurance assets	1,440	1,748
Total Reinsurance assets	4,801	3,683
Credit risk | Gross exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	6,241	5,431
Credit risk | Gross exposure | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	2,409	2,170
Credit risk | Gross exposure | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	1,308	928
Credit risk | Gross exposure | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	133	139
Credit risk | Gross exposure | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	2,046	1,861
Credit risk | Gross exposure | B | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	3	0
Credit risk | Gross exposure | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	237	197
Credit risk | Gross exposure | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	105	136
Credit risk | Collateral | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	2,482	2,295
Credit risk | Collateral | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	0	0
Credit risk | Collateral | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	30	28
Credit risk | Collateral | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	118	117
Credit risk | Collateral | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	2,000	1,825
Credit risk | Collateral | B | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	0	0
Credit risk | Collateral | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	237	194
Credit risk | Collateral | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	97	131
Credit risk | Net exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	3,759	3,136
Credit risk | Net exposure | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	2,409	2,170
Credit risk | Net exposure | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	1,278	900
Credit risk | Net exposure | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	15	22
Credit risk | Net exposure | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	46	36
Credit risk | Net exposure | B | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	3	0
Credit risk | Net exposure | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	0	3
Credit risk | Net exposure | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Carrying value	$ 8	$ 5